Long- Term Investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Sep. 03, 2018 CNY (¥)
Long- Term Investments (Details) [Line Items]
Profit and loss of equity investment	¥ 427	$ 59	¥ 95	¥ 181	$ 26	¥ 26	¥ 258
Equity Method Investments [Member]
Long- Term Investments (Details) [Line Items]
Carrying value of equity investment				5,564		5,383
Profit and loss of equity investment				¥ 181		¥ 26	¥ 258
Shanghai Three Drivers Culture Media Co., Limited
Long- Term Investments (Details) [Line Items]
Cost of the investment								¥ 2,250	¥ 4,000
Equity interest								49.00%	40.00%